Consolidated Statements of Stockholders' Deficit (USD $)	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Non-Controlling Interest
Beginning Balance at Sep. 30, 2010	$ (2,496,678)	$ 217,155	$ 22,885,234	$ (25,599,067)
Beginning Balance, shares at Sep. 30, 2010		217,154,741
Conversion of notes payable into common stock	2,460,873	23,696	2,437,177
Conversion of notes payable into common stock, shares		23,696,276
Common stock issued for services	1,911,003	20,040	1,890,963
Common stock issued for services, shares	20,040,322	20,040,322
Common stock issued for cash	1,821,040	32,474	1,788,566
Common stock issued for cash, shares		32,473,667
Warrants issued for cash	75,000		75,000
Cashless warrant exercises		167	(167)
Cashless warrant exercises, shares		166,667
Common stock issued settlement of accounts payable	290,000	5,800	284,200
Common stock issued settlement of accounts payable, shares		5,800,000
Share based payments	807,348		807,348
Net loss	(6,300,426)			(6,300,426)
Balance at Sep. 30, 2011	(1,431,840)	299,332	30,168,321	(31,899,493)
Balance, shares at Sep. 30, 2011		299,331,673
Conversion of notes payable into common stock	723,882	36,935	686,947
Conversion of notes payable into common stock, shares	723,882	36,935,195
Common stock issued for services	1,707,576	34,066	1,673,510
Common stock issued for services, shares	34,067,872	34,067,872
Common stock issued for cash	400,200	6,671	393,529
Common stock issued for cash, shares		6,670,001
Cashless warrant exercises		475	(475)
Cashless warrant exercises, shares		474,984
Common stock issued settlement of accounts payable	463,280	9,989	453,291
Common stock issued settlement of accounts payable, shares		9,988,709
Common stock issued for financing costs	500	500
Common stock issued for financing costs, shares		500,000
Warrants issued with convertible debt	550,472		550,472
Fair value of beneficial conversion features	550,472		550,472
Warrants issued to induce debt conversion	63,391		63,391
Share based payments	268,214		268,214
Non-controlling interest	1,350,000			102,112	1,247,888
Net loss	(5,762,619)			(5,762,619)
Balance at Sep. 30, 2012	$ (1,116,472)	$ 387,968	$ 34,807,672	$ (37,560,000)	$ 1,247,888
Balance, shares at Sep. 30, 2012		387,968,434